Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Assets:
Due from related party		$ 0	$ 3,636
Advances for vessels under construction - related party	[1]	0	24,000
Liabilities:
Due to related parties		5,575	1,016
Capital-Executive – Advances for operating and voyage expenses (a) [Member]
Assets:
Due from related party	[2]	0	3,636
CSM - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	0	705
Management fee payable to CSM (d)
Liabilities:
Due to related parties	[4]	0	25
Capital-Executive - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	3,883	0
Capital-Gas - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	1,692	107
Management fee payable to Capital-Gas (d) [Member]
Liabilities:
Due to related parties	[4]	$ 0	$ 179

[1]	Advances for vessels under construction – related party: This line item includes advances paid by the Partnership to CMTC in respect of the Master Agreement.
[2]	Managers - Advances from the Partnership: This line item represents the amount advanced from the Partnership for operating and voyage expenses that will be paid by the Managers on behalf of the Partnership and its subsidiaries.
[3]	Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.
[4]	Management fee payable to Managers: The amount outstanding as of December 31, 2022, represents the management fee payable to the Managers under the management agreements.